VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Additions	$ 24,650
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation charge	(76,619)	$ (75,482)	$ (73,363)
Vessels and equipment, net book value	2,102,495	2,154,465
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,518,329	2,510,684
Additions		12,645
Disposals	(10,000)	(5,000)
Ending balance, cost	2,532,979	2,518,329	2,510,684
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(363,865)	(293,383)
Depreciation charge	(76,619)	(75,482)
Disposals	10,000	5,000
Ending balance	(430,484)	(363,865)	(293,383)
Vessels and equipment, net book value	2,102,495	2,154,465	2,217,301
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,467,470	2,467,470
Additions	0	0
Disposals	0	0
Ending balance, cost	2,467,470	2,467,470	2,467,470
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(341,275)	(275,371)
Depreciation charge	(65,723)	(65,904)
Disposals	0	0
Ending balance	(406,998)	(341,275)	(275,371)
Vessels and equipment, net book value	2,060,472	2,126,195	2,192,099
Drydocking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	50,859	43,214
Additions	24,650	12,645
Disposals	(10,000)	(5,000)
Ending balance, cost	65,509	50,859	43,214
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(22,590)	(18,012)
Depreciation charge	(10,896)	(9,578)
Disposals	10,000	5,000
Ending balance	(23,486)	(22,590)	(18,012)
Vessels and equipment, net book value	$ 42,023	$ 28,270	$ 25,202